CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]
Statement of Comprehensive Income [Abstract]
Net loss	$ (28,423,084)	$ (10,860,317)	[2]
Other comprehensive loss, net of nil tax
Foreign currency translation adjustments	(882,516)	766,070
Comprehensive loss	(29,305,600)	(10,094,247)
Comprehensive loss attributable to non-controlling interest	978,282	401,359
Comprehensive loss attributable to IDEX common shareholders	$ (28,327,318)	$ (9,692,888)

[1]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[2]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")